Amounts Recognized in Consolidated Balance Sheet, Pension (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	$ 5
Current liabilities	(15)	$ (15)
Noncurrent liabilities	(210,028)	(194,462)
Net Amount Recognized	(210,038)	(194,477)
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	1,280	227
Current liabilities	(402)	(458)
Noncurrent liabilities	(15,827)	(24,858)
Net Amount Recognized	$ (14,949)	$ (25,089)